SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - AUD ($)		12 Months Ended
	Dec. 05, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Comprehensive income		$ 7,103,134	$ 7,115,087	$ 6,327,950
Cash flows from (used in) operating activities		5,659,456	6,295,929	5,712,098
Cash and cash equivalents		11,731,325	$ 20,902,282	$ 14,214,160	$ 2,131,741
[custom:CurrentAssetsNet-0]		$ 10,905,081
Brand Trademark Trade Names [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment		5 years
Australian Government Tax Incentive [Member]
IfrsStatementLineItems [Line Items]
Maximum annual aggregate turnover to avail refundable tax offset	$ 20,000,000	$ 20,000,000
Maximum annual aggregate turnover to avail refundable tax offset percentage	41.00%	18.50%